CONVERTIBLE NOTES (Narrative) (Details) - USD ($)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 25, 2017	Jul. 20, 2017	Jun. 30, 2017	Aug. 31, 2017	Jul. 03, 2018	Jan. 02, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jul. 01, 2018	Mar. 31, 2018
Statement [Line Items]
Transaction costs							$ 866,000	$ 224,000	$ 1,240,000
Shares issued on conversion of convertible note	13,190
Shares issued for interest on convertible note (Shares)							10,019,872
Shares issued for interest on convertible note							$ 1,416,000
Gain on warrant derivative							508,000
Gain of fair value of financial instruments							$ 3,726,000	2,081,000	$ 0
Convertible Notes [Member]
Statement [Line Items]
Borrowings			$ 20,000,000		$ 19,990,000	$ 19,990,000
Borrowings, interest rate			6.875%
Borrowings, adjustment to interest rate basis										0.25%	0.25%
Description of conversion of debt to equity							The initial conversion rate of the Convertible Notes will be 1,001.1112 Common Shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per Common Share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company’s Common Shares of $0.8686 per share on June 27, 2017.
Convertible Note Derivatives			$ 5,381,000	$ 3,300,000			$ 61,000	$ 3,300,000
Transaction costs			1,049,000				95,000
Value attributed to debt portion of convertible notes			$ 13,570,000				14,792,000
Borrowings converted		$ 10,000		$ 10,000
Shares issued on conversion of convertible note		13,190
Shares issued for interest on convertible note (Shares)					7,579,243	2,440,629
Shares issued for interest on convertible note					$ 724,780	$ 691,110
Gain of fair value of financial instruments							$ 3,218,000